Schedule of Movement of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Balance at October 1	$ 9,236
Increase recognized in the income statement	106,950	9,187
Foreign exchange difference	147	49
Balance at September 30	$ 116,333	$ 9,236